COMMITMENTS	12 Months Ended
Dec. 31, 2018
COMMITMENTS
COMMITMENTS

23.COMMITMENTS

The Corporation rents premises and equipment under operating leases and has entered into long-term commitments to purchase services and capital equipment that call for total future payments of $766.9 million, including an amount of $37.9 million for future rent payments to the ultimate parent corporation. The operating leases have various terms, escalation clauses, purchase options and renewal rights. The minimum payments for the coming years are as follows:

		Other
	Leases	commitments

2019	$40,703	$118,295
2020 to 2023	70,610	285,520
2024 and thereafter	32,661	219,100

The Corporation and its subsidiaries’ operating lease expenses amounted to $56.7 million in 2018 ($54.9 million in 2017 and $54.2 million in 2016).